Other Borrowed Funds	12 Months Ended
Dec. 31, 2015
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long‑term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage‑backed investment securities and a portion of the Company’s loan portfolio. The increase in other borrowed funds is a result of purchases of available‑for‑sale securities.

Further information regarding the Company’s other borrowed funds at December 31, 2015 and 2014 is set forth in the following table:

	December 31,
	2015	2014
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$355,750	$1,067,700
Rate on balance outstanding at year end	0.37%	0.15%
Average daily balance	$859,220	$1,077,973
Average rate	0.19%	0.16%
Maximum amount outstanding at any month end	$1,239,200	$1,352,500
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$150,000	$6,244
Rate on balance outstanding at year end	0.31%	3.51%
Average daily balance	$5,314	$7,338
Average rate	0.31%	3.51%
Maximum amount outstanding at any month end	$150,000	$8,934

(1)	The long‑term advances are not amortizable and consist of two advances in the amount of $75,000,000 each. The advances mature on January 13, 2017 and January 25, 2017, respectively.